9. Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Composition of deposits
	2014	2013

Non-interest bearing demand	$ 118,557	$ 107,328
Interest bearing demand	111,527	116,052
Savings deposits	83,608	79,558
Time deposits, in amounts of $100,000 or more	52,812	57,369
Other time deposits	116,993	127,967

Total deposits	$ 483,497	$ 488,274

Scheduled maturities of time deposits
2015	$ 84,035
2016	23,131
2017	14,996
2018	12,169
2019	13,467
Thereafter	22,007

$ 169,805